NET (LOSS)/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share for each of the years/periods presented are calculated as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
	RMB	RMB	RMB
Numerator:
Net (loss)/income attributable to YUNJI INC.	(125,762)	(146,346)	131,966

Accretion on convertible redeemable Preferred Shares to redemption value	(1,532,013)	—	—

Net (loss)/income attributable to ordinary shareholders	(1,657,775)	(146,346)	131,966

Denominator:
Denominator for basic earnings per ordinary share -Weighted average ordinary shares outstanding	1,818,487,917	2,125,906,398	2,139,963,573
Dilutive effect of share options	—	—	7,242,017

Denominator for diluted earnings per ordinary share	1,818,487,917	2,125,906,398	2,147,205,590

Net (loss)/income per share attributable to ordinary shareholders:
- Basic	(0.91)	(0.07)	0.06
- Diluted	(0.91)	(0.07)	0.06